Scope of consolidation	12 Months Ended
Dec. 31, 2021
Disclosure of significant investments in subsidiaries and associates Abstract
Scope of consolidation

4. Scope of consolidation

Stevanato Group S.p.A. is the parent company of the Group and it holds, directly and indirectly, interests in the Group’s main operating companies. The Group’s scope of consolidation at December 31, 2021 and 2020 is as follows:

Subsidiaries and associate

The consolidated financial statement of the Group includes the following list of company directly or indirectly controlled:

					% equity interest
Name	Segment	Description	Country of incorporation	Type of control	2021	2020
Nuova Ompi S.r.l.	Biopharmaceutical	Production of drug containment systems and development of integrated solutions for the pharmaceutical industry	Italy	Direct	100%	100%
Spami S.r.l.	Engineering	Production plant and machinery	Italy	Direct	100%	100%
Stevanato Group International a.s.	Holding	Service/Subholding company	Slovakia	Direct	100%	100%
Medical Glass a.s.	Biopharmaceutical	Production of drug containment systems	Slovakia	Indirect	99.74%	99.74%
Stevanato Group N.A. S. de RL de CV	Biopharmaceutical	Service company	Mexico	Indirect	100%	100%
Ompi N.A. S. de RL de CV	Biopharmaceutical	Production of drug containment systems	Mexico	Direct Indirect	30.76% 69.24%	30.76% 69.24%
Ompi of America inc.	Biopharmaceutical	Sale of drug containment systems and analytical services	USA	Indirect	100%	100%
Ompi do Brasil I. e C. de Em. Far. Ltda	Biopharmaceutical	Production of drug containment systems	Brazil	Direct Indirect	79% 21%	79% 21%
Ompi Pharm. Packing Techn. Co. Ltd	Biopharmaceutical	Production of drug containment systems	China	Indirect	100%	100%
Innoscan A/S	Engineering	Production plant and machinery	Denmark	Indirect	100%	100%
SVM Automatik A/S	Engineering	Production plant and machinery	Denmark	Indirect	100%	65% *
Medirio SA	Biopharmaceutical	Research and development	Switzerland	Indirect	100%	100%
Balda Medical Gmbh	Biopharmaceutical	Production of in-vitro diagnostic solutions	Germany	Direct	100%	100%
Balda C. Brewer Inc.	Biopharmaceutical	Production of in-vitro diagnostic solutions	USA	Indirect	100%	100%
Balda Precision Inc.	Biopharmaceutical	Production metal components	USA	Indirect	100%	100%
Ompi of Japan Co., Ltd.	Biopharmaceutical	Sale of drug containment systems	Japan	Direct	51%	51%
Swissfillon AG	Biopharmaceutical	Sterile filling services company	Switzerland	Associate	0%	26.94%

* Not included in minority interests as there is a put and call option for full acquisition (the minority interests would have amounted to 35%).

Non-controlling interests

The non-controlling interests as at December 31, 2021 and the net profit attributable to non-controlling interests for the years ended December 31, 2020 and 2021 relate to Ompi of Japan Co., Ltd. and Medical Glass a.s.. For further details refer to Note 37.